Retirement Benefit and Other Post-retirement Obligations - Additional Information (Detail) £ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2019 GBP (£)	Dec. 31, 2019 GBP (£) Member	Dec. 31, 2017 GBP (£)	Dec. 31, 2018 GBP (£)	Jan. 01, 2018 GBP (£)
Disclosure of defined benefit plans [line items]
Liability of reference scheme test		£ 33		£ 23
Gross assets of defined contribution section		£ 512		453
Expected rate of increase in salaries		3.50%
Percentage of long-term rate improvement on CMI model		1.50%
Net pension asset/(liability)		£ 392		£ 533
UK [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		16 years
United States [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		8 years
CPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate		2.00%
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Number of members under plan | Member		26,000
Inflation rate		3.00%		3.30%
Expected rate of increase in salaries		3.50%		3.80%
Net pension asset/(liability)		£ 429		£ 569	£ 163
Allocated percentage of fund to matching assets		91.50%
Allocated percentage of fund to return seeking assets		8.50%
Expected contributions in 2020		£ 3
UK Group plan [member] | RPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate		3.00%
Aviva and legal and general [member] | Buy-in policies [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Insurance expense			£ 1,200
Percentage of pensioner liabilities matched with buy in policies			95.00%
Legal & general [member] | Pensioner buy in policy [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Insurance expense	£ 500